Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets
Due from related parties	$ 1,953	$ 486
Liabilities
Due to related parties	1,476	559
Combine Marine Ltd (c)
Assets
Due from related parties	0	1
Oceanbulk Maritime S.A. (d)
Assets
Due from related parties	176	9
Managed Vessels of Oceanbulk Shipping LLC (e)
Assets
Due from related parties	1,752	420
Liabilities
Due to related parties	1,328	390
Product Shipping & Trading S.A. (f)
Assets
Due from related parties	25	56
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	77	58
Management and Directors Fees (b)
Liabilities
Due to related parties	$ 71	$ 111